Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	£ 3,661	£ 3,021
Differences on exchange	(210)	425
– acquisitions (note 24)	1,041
– separately acquired	823	655
Depreciation	(388)	(337)
Impairment	(12)	(80)
Disposals	(16)	(13)
Net reclassifications as held-for-sale	(17)	(10)
Net book value	4,882	3,661
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	7,149	5,793
Net book value	8,191	7,149
Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(3,309)	(3,488)	£ (2,772)
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	803	656
Differences on exchange	(33)	79
– acquisitions (note 24)	349
– separately acquired	23	13
Reallocations	(5)	76
Depreciation	(29)	(20)
Impairment	(1)
Disposals	(4)	3
Net reclassifications as held-for-sale	(17)	(4)
Net book value	1,086	803
Freehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	1,163	944
Net book value	1,455	1,163
Freehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(369)	(360)	(288)
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	123	130
Differences on exchange	(11)	6
– acquisitions (note 24)	4
– separately acquired		4
Reallocations	35	6
Depreciation	(7)	(9)
Impairment	(1)	(5)
Disposals		(4)
Net reclassifications as held-for-sale		(5)
Net book value	143	123
Leasehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	239	256
Net book value	267	239
Leasehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(124)	(116)	(126)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	2,031	1,633
Differences on exchange	(117)	263
– acquisitions (note 24)	626
– separately acquired	47	168
Reallocations	523	358
Depreciation	(352)	(308)
Impairment	(10)	(71)
Disposals	(12)	(11)
Net reclassifications as held-for-sale		(1)
Net book value	2,736	2,031
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	5,022	3,976
Net book value	5,552	5,022
Plant and Equipment | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(2,816)	(2,991)	(2,343)
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	704	602
Differences on exchange	(49)	77
– acquisitions (note 24)	62
– separately acquired	753	470
Reallocations	(553)	(440)
Impairment		(4)
Disposals		(1)
Net book value	917	704
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	725	617
Net book value	£ 917	725
Assets in the Course of Construction | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment		£ (21)	£ (15)